Employees - Summary of Assets, Liabilities and Surplus/ (Deficit) Position of Pension and Other Post-Employment Benefit Plans at Balance Sheet Date (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Fair value of assets		€ 24,023	€ 23,749
Other Post-Employment Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Computed net assets/liabilities		(438)	(470)
Pension asset net of liabilities		(438)	(470)
Other Post-Employment Benefit Plans [Member] | Aggregate Surplus [Member]
Disclosure of defined benefit plans [line items]
Pension asset net of liabilities		1	2
Other Post-Employment Benefit Plans [Member] | Funded Pension Plans in Surplus [Member]
Disclosure of defined benefit plans [line items]
Pension asset net of liabilities		1	2
Other Post-Employment Benefit Plans [Member] | Funded Pension Plans in Deficit [Member]
Disclosure of defined benefit plans [line items]
Pension asset net of liabilities		(32)	(20)
Other Post-Employment Benefit Plans [Member] | Unfunded Pension Plans [Member]
Disclosure of defined benefit plans [line items]
Pension asset net of liabilities		(407)	(452)
Assets [Member] | Other Post-Employment Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets		9	14
Assets [Member] | Other Post-Employment Benefit Plans [Member] | Funded Pension Plans in Surplus [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets		1	2
Assets [Member] | Other Post-Employment Benefit Plans [Member] | Funded Pension Plans in Deficit [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets		8	12
Liabilities [Member] | Other Post-Employment Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Present value of liabilities		(447)	(484)
Liabilities [Member] | Other Post-Employment Benefit Plans [Member] | Funded Pension Plans in Deficit [Member]
Disclosure of defined benefit plans [line items]
Present value of liabilities		(40)	(32)
Pension Plans [Member]
Disclosure of defined benefit plans [line items]
Computed net assets/liabilities		751	311
Irrecoverable surplus	[1]	(26)	(37)
Pension asset net of liabilities		725	274
Pension Plans [Member] | Aggregate Surplus [Member]
Disclosure of defined benefit plans [line items]
Pension asset net of liabilities		2,747	2,457
Pension Plans [Member] | Funded Pension Plans in Surplus [Member]
Disclosure of defined benefit plans [line items]
Pension asset net of liabilities		2,721	2,420
Pension Plans [Member] | Funded Pension Plans in Deficit [Member]
Disclosure of defined benefit plans [line items]
Pension asset net of liabilities		(1,077)	(1,137)
Pension Plans [Member] | Unfunded Pension Plans [Member]
Disclosure of defined benefit plans [line items]
Pension asset net of liabilities		(919)	(1,009)
Pension Plans [Member] | Assets [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets		24,023	23,749
Pension Plans [Member] | Assets [Member] | Funded Pension Plans in Surplus [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets		20,790	20,229
Pension Plans [Member] | Assets [Member] | Funded Pension Plans in Deficit [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets		3,233	3,520
Pension Plans [Member] | Liabilities [Member]
Disclosure of defined benefit plans [line items]
Present value of liabilities		(23,272)	(23,438)
Pension Plans [Member] | Liabilities [Member] | Funded Pension Plans in Surplus [Member]
Disclosure of defined benefit plans [line items]
Present value of liabilities		(18,043)	(17,772)
Pension Plans [Member] | Liabilities [Member] | Funded Pension Plans in Deficit [Member]
Disclosure of defined benefit plans [line items]
Present value of liabilities		€ (4,310)	€ (4,657)

[1]	A surplus is deemed recoverable to the extent that the Group can benefit economically from the surplus. Unilever assesses the maximum economic benefit available through a combination of refunds and reductions in future contributions in accordance with local legislation and individual financing arrangements with each of our funded defined benefit plans.